Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

5.Property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Computer and transmission equipment	100,007,413	96,802,675
Leasehold improvements	24,462,607	26,155,889
Furniture and office equipment	7,272,327	5,937,405
Motor vehicles	410,200	410,200
Total	132,152,547	129,306,169
Less: accumulated depreciation	(107,041,834)	(112,318,279)
Property and equipment, net	25,110,713	16,987,890

Depreciation expense was RMB21,126,504, RMB18,275,703 and RMB11,843,695 for the years ended December 31, 2020, 2021 and 2022, respectively.